Consolidated Statement of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Restatement [abstract]
Dividends declared and paid, per share	$ 0.85	$ 2.21	$ 0.90